Income Tax expense - Summary of Group Reports Income Taxes in the Income Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax (expense) / income	€ (65)	€ (10)	€ 0
Deferred tax (expense) / income	0
Total income tax expense in profit or loss	€ (65)	€ (10)	€ 0